NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2011
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]

We refer to all convertible promissory notes with a maturity date less than one year collectively as “Short-term Convertible Promissory Notes.”

Short-term Convertible Promissory Notes – Principal Value – Issued	$18,225,036
Principal payments on Bridge Notes	(2,124,851)
Short-term Convertible Promissory Note Conversions	(9,890,228)
May, October and December 2011 Debt for Equity Exchanges	(4,114,176)
Bridge Note Exchanges	4,712
Original Issue Discount, net of accreted interest	(26,525)
Fair Value of Attached Warrants at issuance	(5,805,580)
Fair Value of Embedded Derivatives at issuance	(6,034,500)
Accreted interest on embedded derivative and warrant liabilities	11,097,689
Adjustments to fair value – May 2012 Notes	(248,142)

Convertible Notes- as of July 31, 2012	$1,083,435
Embedded Derivatives Liability at July 31, 2012	2,136
Notes Payable – convertible promissory notes and fair value of embedded derivative	$1,085,571

We refer to all convertible promissory notes with a maturity date less than one year (the Bridge Notes, May 2011 Notes and October 2011 Notes) collectively as “Short-term Convertible Promissory Notes”

Short-term Convertible Promissory Notes – Principal Value - Issued	$16,039,350
Principal payments on Bridge Notes	(2,071,910)
Short-term Convertible Promissory Note Conversions	(5,704,169)
Bridge Note Exchanges	(26,357)
Original Issue Discount, net of accreted interest	(1,300,347)
Fair Value of Attached Warrants at issuance	(5,234,373)
Fair Value of Embedded Derivatives at issuance	(5,727,932)
Accreted interest on embedded derivative and warrant liabilities	8,170,990

Convertible Notes- as of October 31, 2011	$4,145,252
Embedded Derivatives Liability at October 31, 2011	946,046
Short-Term Convertible Promissory Notes and fair value of embedded derivative	$5,091,298